Stockholder Equity and Non-Controlling Interest - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended					12 Months Ended			1 Months Ended				1 Months Ended					12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended								1 Months Ended					3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Distributions declared for the months of January through March 2013	Feb. 28, 2013 Distributions declared for the months of April through June 2013	Feb. 28, 2013 Noncontrolling Interest Distributions declared for the months of January through March 2013	Feb. 28, 2013 Noncontrolling Interest Distributions declared for the months of April through June 2013	May 07, 2013 Subsequent Event	Feb. 28, 2013 Subsequent Event Distributions declared for the months of January through March 2013	Feb. 28, 2013 Subsequent Event Distributions declared for the months of April through June 2013	Feb. 28, 2013 Subsequent Event Noncontrolling Interest Distributions declared for the months of January through March 2013	Feb. 28, 2013 Subsequent Event Noncontrolling Interest Distributions declared for the months of April through June 2013	Dec. 31, 2012 Nonaffiliated Entity	Dec. 31, 2012 Affiliated Entity	Jan. 04, 2012 Series Cumulative Non-Voting Preferred Stock	Mar. 31, 2013 Series Cumulative Non-Voting Preferred Stock Person	Dec. 31, 2012 Series Cumulative Non-Voting Preferred Stock Person	Feb. 28, 2013 Series A Preferred Stock	Aug. 09, 2012 Series A Preferred Stock	May 10, 2012 Series A Preferred Stock	Feb. 28, 2013 Series A Preferred Stock Dividend Declared	Dec. 31, 2012 Common Stock	Sep. 30, 2012 Common Stock	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Nov. 05, 2012 Common Stock	Aug. 09, 2012 Common Stock	May 10, 2012 Common Stock	Feb. 15, 2012 Common Stock	Feb. 28, 2013 Common Stock Distributions declared for the months of January through March 2013	Feb. 28, 2013 Common Stock Distributions declared for the months of April through June 2013	Feb. 28, 2013 Common Stock Dividend Declared Distributions declared for the months of January through March 2013	Feb. 28, 2013 Common Stock Dividend Declared Distributions declared for the months of April through June 2013	Oct. 31, 2012 Series B Preferred Units	Dec. 31, 2012 Series B Preferred Units	Oct. 11, 2012 Series B Preferred Units
Class of Stock [Line Items]
Preferred stock rate																							$ 0.34722222	$ 0.34722222	$ 0.34722222	$ 0.34153005
Preferred Stock, Dividend Rate, Percentage																				12.50%		12.50%	12.50%	12.50%	12.50%	12.50%
Share Price																							$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00									$ 10.00	$ 10.00	$ 10.00	$ 10.00
Preferred stock, distribution payment date																							Jun. 28, 2013			Jun. 30, 2013
Common stock for months																															October, November and December 2012	July, August and September 2012	April, May and June 2012	January, February and March 2012	January through June 2013	April through June 2013	January through March 2013	April through June 2013
Common stock annualized distribution rate																																			6.00%	6.25%	6.00%	6.25%
Dividend rate of common stock																											$ 0.00163934	$ 0.00163934	$ 0.00163934	$ 0.00163934					$ 0.00163934	$ 0.00171233	$ 0.00163934	$ 0.00171233
Non-controlling Interest for months		October, November and December 2012	July, August and September 2012	April, May and June 2012	January, February and March 2012				January through June 2013	April through June 2013				January through March 2013	April through June 2013																									October 11, 2012 through December 31, 2012
Non-controlling Interest per unit per day		$ 0.00163934	$ 0.00163934	$ 0.00163934	$ 0.00163934				$ 0.00163934	$ 0.00171233				$ 0.00163934	$ 0.00171233
Non-controlling Interest, percentage of annualized distribution rate											6.00%	6.25%				6.00%	6.25%
Common Operating Partnership Unit Price										10.00	10.00				10.00	10.00
Non-controlling Interest distribution rate	$ 2.78					$ 2.78							$ 2.78																											$ 2.78
Redemption price of series B preferred unit	$ 10	$ 10				$ 10
Preferred stock, shares issued	125	125				125	0													125
Preferred Stock par value per share																				$ 0.01
Number of investors																					125	125
Dividend paid																											$ 50	$ 48	$ 48	$ 19
Common stock, shares issued	11,300	25,000																25,063	300,000
Proceeds from issuance of common stock	102	3,000			3,000	3,193	0	0										225	3,000
Non-controlling Interest total		796	796	787	789																																			79
Series B Preferred Units, limited partnership units established																																									400
Series B Preferred Units, preferential cash distributions percentage																																							10.00%
Series B Preferred Units, purchase price per unit base for preferential cash distributions percentage																																							$ 10,000
Series B Preferred Units, limited partnership units issued																																									350
Series B Preferred Units, proceeds from issuance of limited partnership units																																							$ 3,500